UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Loss for the period	$ (46,256)	$ (19,072)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	591	740
Company's share in the loss of a company accounted by equity method, net	262	111
Finance expenses on loans	4,595	401
Change in the fair value of warrant liabilities	24,104	(102)
Stock-based compensation	308	229
Decrease (Increase) in trade accounts receivable	1,045	(439)
Decrease in contract assets	780	1,336
Decrease (Increase) in inventory	56	(86)
Increase in other current assets	(983)	(4,396)
Increase (Decrease) in trade payables	931	(6,745)
Decrease in ESA prepayments	(655)	(3,865)
Decrease in other accounts payable and accrued expenses	(3,810)	(957)
Increase in prepayments from customers	8,760	11,502
Increase in liability for royalties payable	32	141
Net cash used in operating activities	(10,240)	(21,202)
Cash flow from investing activities
Decrease (Increase) in long-term bank deposit	(9)	51
Purchase of property, plant and equipment	(28)	(119)
Net cash provided by (used in) investing activities	(37)	(68)
Cash flows from financing activities
Receipt of long-term loans from a financial institution, net	0	50,829
Issuance of shares to a financial institution	0	2,008
Repayment of loan from shareholder	0	(5,000)
Repayment of loans from banks	0	(13,818)
Repayment of royalty liability	0	(119)
Payments of lease liabilities	(454)	(795)
Cash received from Derivatives FPA	10,026	0
Issuance of shares- SPAC transactions	0	5,033
Option exercises to shares by employees	26	0
Net cash provided by financing activities	9,598	38,138
Increase (decrease) in cash and cash equivalents	(679)	16,868
Cash and cash equivalents balance at the beginning of the period	11,934	3,854
Effect of changes in foreign exchange rates on cash and cash equivalents	216	2,285
Cash and cash equivalents balance at the end of the period	11,471	23,007
Appendix A - Cash paid and received during the period for:
Interest paid	$ 61	$ 1,096